Other Payables and Accruals (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Salary and welfare payable		9,956	10,793
Accrued bonus		80,772	128,173
Unpaid rental for server software		3,830	2,450
Accrued professional service fee		8,958	17,767
Unpaid advertisement and promotion fee		160,026	214,505
Advance from customers		18,943	9,149
Payables to employees relating to exercise of options and sales of vested of restricted shares		1,070	4,469
Interest payable		4,398	608
Derivative liability-foreign currency forward contracts		0	2,426
Other payables		62,277	53,711
Total	$ 56,445	350,230	444,051